FPA Global Equity ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.5%
	AEROSPACE & DEFENSE — 3.7%
14,385	Howmet Aerospace, Inc.	$1,573,288
21,636	Safran S.A.	4,753,511
		6,326,799
	APPAREL & TEXTILE PRODUCTS — 1.7%
19,335	Cie Financiere Richemont S.A.	2,937,906
	BANKING — 8.5%
131,319	Citigroup, Inc.	9,243,545
74,392	Wells Fargo & Co.	5,225,294
		14,468,839
	BEVERAGES — 5.8%
82,125	Heineken Holding N.V.	4,921,252
175,968	JDE Peet's N.V.	3,013,030
17,664	Pernod Ricard S.A.	1,994,401
		9,928,683
	CABLE & SATELLITE — 7.0%
11,762	Charter Communications, Inc. - Class A*	4,031,661
211,924	Comcast Corp. - Class A	7,953,508
		11,985,169
	CHEMICALS — 3.8%
77,626	International Flavors & Fragrances, Inc.	6,563,278
	COMMERCIAL SUPPORT SERVICES — 1.5%
49,443	Eurofins Scientific S.E.	2,525,438
	CONSTRUCTION MATERIALS — 5.3%
93,117	Holcim AG	8,963,364
	E-COMMERCE DISCRETIONARY — 3.8%
29,931	Amazon.com, Inc.*	6,566,562
	ELECTRIC UTILITIES — 0.3%
21,540	PG&E Corp.	434,677
	ELECTRICAL EQUIPMENT — 4.4%
52,914	TE Connectivity PLC	7,565,115
	ENGINEERING & CONSTRUCTION — 0.9%
20,742	Samsung C&T Corp.	1,617,486
	ENTERTAINMENT CONTENT — 1.1%
118,397	Nexon Co., Ltd.	1,788,239
	HEALTH CARE FACILITIES & SVCS — 1.1%
8,731	ICON PLC*	1,830,978
	HOME CONSTRUCTION — 0.2%
4,842	Fortune Brands Innovations, Inc.	330,854
	HOUSEHOLD PRODUCTS — 0.2%
23,100	Shiseido Co., Ltd.	409,089

FPA Global Equity ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 3.4%
16,120	Aon PLC - Class A	$5,789,659
	INTERNET MEDIA & SERVICES — 17.2%
39,773	Alphabet, Inc. - Class A	7,529,029
33,504	Alphabet, Inc. - Class C	6,380,502
16,506	Delivery Hero S.E.*	463,690
17,401	Meta Platforms, Inc. - Class A	10,188,459
86,182	Prosus N.V.	3,423,567
23,540	Uber Technologies, Inc.*	1,419,933
		29,405,180
	LEISURE FACILITIES & SERVICES — 2.9%
10,875	Marriott International, Inc. - Class A	3,033,472
10,268	Vail Resorts, Inc.	1,924,737
		4,958,209
	METALS & MINING — 2.0%
747,908	Glencore PLC	3,308,905
23,869	Grupo Mexico S.A.B. de C.V.	113,650
		3,422,555
	OIL & GAS PRODUCERS — 2.4%
146,353	Kinder Morgan, Inc.	4,010,072
	OIL & GAS SERVICES & EQUIP — 0.4%
48,195	NOV, Inc.	703,647
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
68,316	Swire Pacific Ltd. - Class A	619,683
	RETAIL - DISCRETIONARY — 4.3%
45,482	CarMax, Inc.*	3,718,608
20,889	Ferguson Enterprises, Inc.	3,625,704
		7,344,312
	SEMICONDUCTORS — 8.0%
41,683	Analog Devices, Inc.	8,855,970
7,139	Broadcom, Inc.	1,655,106
15,077	NXP Semiconductors N.V.	3,133,754
		13,644,830
	TECHNOLOGY HARDWARE — 1.9%
55,702	Nintendo Co., Ltd.	3,279,566
	TECHNOLOGY SERVICES — 1.3%
44,010	LG Corp.	2,152,444
	TRANSPORTATION EQUIPMENT — 1.0%
9,321	Westinghouse Air Brake Technologies Corp.	1,767,168
	TOTAL COMMON STOCKS
	(Cost $146,589,706)	161,339,801

FPA Global Equity ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 4.3%
55,996	iShares 0-3 Month Treasury Bond ETF	$5,617,518
15,064	Vanguard Total World Stock ETF	1,769,719
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $7,043,787)	7,387,237
	TOTAL INVESTMENTS — 98.8%
	(Cost $153,633,493)	168,727,038
	Other Assets in Excess of Liabilities — 1.2%	1,996,277
	TOTAL NET ASSETS — 100.0%	$170,723,315

ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.